UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
______________

FORM N-CSRS
______________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
______________

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
 (Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: November 30, 2015

Date of reporting period: May 31, 2015

Item 1.	Reports to Stockholders.

Yorkville High Income MLP ETF Yorkville High Income Infrastructure MLP ETF

Semi-Annual Report

May 31, 2015
(Unaudited)

Yorkville Funds

Table of Contents

Schedules of Investments	2
Statements of Assets and Liabilities	4
Statements of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Approval of Advisory Agreements & Board Considerations	19
Disclosure of Fund Expenses	23
Shareholder Voting Results	24
Supplemental Information	26

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts, LLC uses to determine how to vote proxies relating to each Fund’s securities, as well as information relating to how the Funds voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-YES-YETF; and (ii) on the Commission’s website at http://www.sec.gov.

Yorkville Funds

Yorkville High Income MLP ETF

Schedule of Investments

May 31, 2015 (Unaudited)

Description	Shares	Fair Value
MASTER LIMITED PARTNERSHIPS — 99.2%
Energy — 87.8%
Alliance Holdings GP	165,123	$7,958,929
Alliance Resource Partners	352,727	10,578,283
Atlas Resource Partners	1,655,528	12,532,347
Calumet Specialty Products Partners	467,583	12,451,735
Capital Product Partners	1,227,724	11,184,566
CSI Compressco	501,783	9,985,482
Dynagas LNG Partners	251,367	4,798,596
EV Energy Partners	920,125	13,001,366
Exterran Partners	476,208	12,329,025
Foresight Energy	301,700	4,220,783
GasLog Partners	229,013	5,839,832
Global Partners	230,889	9,604,982
Golar LNG Partners	447,685	12,629,194
KNOT Offshore Partners	230,269	5,434,348
Memorial Production Partners	715,475	10,689,196
NGL Energy Partners	452,523	13,602,841
Seadrill Partners	949,877	13,079,806
Teekay LNG Partners	268,162	9,401,760
Teekay Offshore Partners	542,650	12,128,228
Transocean Partners	642,226	9,935,236
USA Compression Partners	255,572	5,696,700
Vanguard Natural Resources	820,144	13,023,887
		220,107,122
Industrials — 5.4%
Navios Maritime Partners	1,235,532	13,442,588

Materials — 6.0%
Hi-Crush Partners	330,773	$9,857,035
SunCoke Energy Partners	237,263	5,105,900
		14,962,935
Total Master Limited Partnerships
(Cost $285,390,732)		248,512,645

Total Investments - 99.2%
(Cost $285,390,732)		$248,512,645

Percentages are based on Net Assets of $250,603,264.

GP — General Partner

As of May 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Yorkville Funds

Yorkville High Income Infrastructure MLP ETF

Schedule of Investments

May 31, 2015 (Unaudited)

Description	Shares	Fair Value
MASTER LIMITED PARTNERSHIPS — 101.6%
Energy — 101.6%
Buckeye Partners	31,649	$2,447,417
Crestwood Midstream Partners	160,035	2,147,670
DCP Midstream Partners	61,825	2,336,985
Enable Midstream Partners	133,388	2,374,306
Enbridge Energy Partners	66,008	2,448,237
Energy Transfer Equity	37,536	2,577,597
Energy Transfer Partners	85,099	4,785,106
EnLink Midstream Partners	88,436	2,194,982
Equities Midstream Partners	31,281	2,617,281
MarkWest Energy Partners	38,966	2,518,373
Martin Midstream Partners	69,095	2,434,908
NuStar Energy	40,148	2,505,637
ONEOK Partners	60,600	2,366,430
Plains All American Pipeline	50,321	2,362,571
Plains GP Holdings, Cl A	87,492	2,446,276
Rose Rock Midstream	50,750	2,571,503
Spectra Energy Partners	45,468	2,318,868
Summit Midstream Partners	76,160	2,561,261
Sunoco Logistics Partners	57,422	2,273,911
Targa Resources Partners	61,927	2,677,104
Tesoro Logistics	44,887	2,594,917
Western Gas Equity Partners	39,135	2,506,597
Western Gas Partners	36,704	2,514,224
Williams Partners	50,038	2,796,123
Total Master Limited Partnerships
(Cost $60,044,582)		61,378,284

Total Investments - 101.6%
(Cost $60,044,582)		$61,378,284

Percentages are based on Net Assets of $60,430,920.

Cl — Class

GP — General Partner

As of May 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Yorkville Funds

Statements of Assets and Liabilities

May 31, 2015 (Unaudited)

	Yorkville High Income MLP ETF	Yorkville High Income Infrastructure MLP ETF
Assets:
Investments at Cost	$285,390,732	$60,044,582
Investments at Fair Value	$248,512,645	$61,378,284
Cash	2,181,370	142,303
Dividends Receivable	96,366	—
Prepaid Taxes	1,671	9,214
Total Assets	250,792,052	61,529,801

Liabilities:
Payable Due to Investment Adviser	180,695	42,727
Deferred Tax Liability, Net	—	1,054,765
Taxes Payable	8,093	1,389
Total Liabilities	188,788	1,098,881

Net Assets	$250,603,264	$60,430,920

Net Assets Consist of:
Paid-in Capital	$350,258,041	$59,649,835
Distributions in Excess of Net Investment Income, Net of Taxes	(26,487,775)	(2,518,421)
Accumulated Net Realized Gain (Loss) on Investments, Net of Taxes	(36,672,809)	2,448,421
Net Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	(36,494,193)	851,085
Net Assets	$250,603,264	$60,430,920

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	21,600,000	3,000,000
Net Asset Value, Offering and Redemption Price Per Share	$11.60	$20.14

The accompanying notes are an integral part of the financial statements.

Yorkville Funds

Statements of Operations

For the period ended May 31, 2015 (Unaudited)

	Yorkville High Income MLP ETF	Yorkville High Income Infrastructure MLP ETF
Investment Income:
Dividend Income	$3,648,960	$—
Distributions from Master Limited Partnerships	9,717,298	1,762,379
Less: Return of Capital Distributions	(11,367,541)	(1,762,511)
Total Investment Income (Loss)	1,998,717	(132)

Expenses:
Management Fees	1,016,073	239,194
Franchise Taxes	51,168	6,214
Total Expenses	1,067,241	245,408

Net Investment Income (Loss), Before Taxes	931,476	(245,540)
Deferred Income Tax Benefit/(Expense)	—	87,766
Net Investment Income (Loss), Net of Taxes	931,476	(157,774)

Net Realized Gain (Loss) on:
Investments	(42,258,438)	705,070
Deferred Tax Benefit/(Expense)	—	(252,909)
Net Realized Gain (Loss) on Investments, Net of Taxes	(42,258,438)	452,161

Net Change in Unrealized Depreciation on:
Investments	(8,984,571)	(4,140,460)
Deferred Tax Benefit/(Expense)	—	1,485,183
Net Change in Unrealized Depreciation on Investments, Net of Taxes	(8,984,571)	(2,655,277)

Net Realized and Unrealized Loss on Investments, Net of Taxes	(51,243,009)	(2,203,116)

Net Decrease in Net Assets Resulting from Operations	$(50,311,533)	$(2,360,890)

The accompanying notes are an integral part of the financial statements.

Yorkville Funds

Statements of Changes in Net Assets

	Yorkville High Income MLP ETF		Yorkville High Income Infrastructure MLP ETF
	Period Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014	Period Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014
Operations:
Net Investment Income (Loss), Net of Taxes	$931,476	$(580,995)	$(157,774)	$(212,719)
Net Realized Gain (Loss) on Investments, Net of Taxes	(42,258,438)	4,966,844	452,161	1,996,099
Net Change in Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	(8,984,571)	(39,139,735)	(2,655,277)	1,771,967
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,311,533)	(34,753,886)	(2,360,890)	3,555,347

Distributions to Shareholders:
Investment Income	—	(4,774,481)	—	(1,276,726)
Return of Capital	(15,107,500)	(21,289,981)	(1,785,000)	(1,494,324)
Total Distributions to Shareholders	(15,107,500)	(26,064,462)	(1,785,000)	(2,771,050)

Capital Share Transactions:
Issued	45,943,548	105,934,498	19,792,366	15,325,503
Redeemed	(15,055,234)	(13,687,290)	(1,975,710)	(3,190,500)
Increase in Net Assets from Capital Share Transactions	30,888,314	92,247,208	17,816,656	12,135,003

Total Increase (Decrease) in Net Assets	(34,530,719)	31,428,860	13,670,766	12,919,300

Net Assets:
Beginning of Period	285,133,983	253,705,123	46,760,154	33,840,854
End of Period (Includes Distributions in Excess of Net Investment Income of ($26,487,775), ($27,419,251), ($2,518,421) and ($2,360,647), respectively)	$250,603,264	$285,133,983	$60,430,920	$46,760,154

Share Transactions:
Issued	3,600,000	5,950,000	950,000	700,000
Redeemed	(1,250,000)	(800,000)	(100,000)	(150,000)
Net Increase in Shares Outstanding from Share Transactions	2,350,000	5,150,000	850,000	550,000

The accompanying notes are an integral part of the financial statements.

Yorkville Funds

Financial Highlights

For the period ended May 31, 2015 (Unaudited) and the years or periods ended November 30,

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

												Ratio of Expenses to Average Net Assets			Ratio of Investment Income/(Loss) to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Return of Capital	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(5)	Net Assets End of Period (000)	Before Income Tax Expense	Net Income Tax Expense/ (Benefit)(7)	Total Expenses/ (Benefit)	Before Income Tax Benefit/ (Expense)	Income Tax Benefit/ (Expense)(8)	Net Investment Income (Loss)	Portfolio Turnover(5)(6)
Yorkville High Income MLP ETF
2015**	$ 14.81	$ 0.05	$0.57	$ (3.10)	$ (2.48)	$(0.00)	$(0.73)	$(0.73)	$11.60	(16.95%)	$ 250,603	0.86%(10)	0.00%	0.86%	0.75%	0.00%	0.75%	46%
2014	$ 17.99	$ (0.04)	$1.44	$ (3.03)	$ (1.63)	$(0.28)	$(1.27)	$(1.55)	$14.81	(10.17%)	$ 285,134	0.83%(10)	(2.17%)	(1.34%)	(0.23%)	0.04%	(0.19%)	44%
2013	$ 17.87	$ (0.03)	$1.47	$ 0.32(9)	$ 1.76	$(0.00)	$(1.64)	$(1.64)	$17.99	9.98%	$ 253,705	0.82%	3.83%	4.65%	(0.24%)	0.07%	(0.17%)	37%
2012(1)(3)	$ 20.00	$ 0.03	$1.13	$ (2.08)	$ (0.92)	$(0.02)	$(1.19)	$(1.21)	$17.87	(4.51%)	$ 89,340	0.82%	0.00%	0.82%	0.25%	(0.00%)	0.25%	2%

Yorkville High Income Infrastructure MLP ETF
2015**	$ 21.75	$ (0.06)	$0.62	$ (1.57)	$ (1.01)	$(0.00)	$(0.60)	$(0.60)	$20.14	(4.67%)	$ 60,431	0.84%(10)	(4.52%)	(3.68%)	(0.84%)	0.30%	(0.54%)	32%
2014	$ 21.15	$ (0.12)	$1.27	$ 1.01	$ 2.16	$(0.72)	$(0.84)	$(1.56)	$21.75	10.53%	$ 46,760	0.84%(10)	5.07%	5.91%	(0.84%)	0.30%	(0.54%)	47%
2013(2)(4)	$ 20.00	$ (0.09)	$1.08	$ 1.15	$ 2.14	$(0.00)	$(0.99)	$(0.99)	$21.15	11.00%	$ 33,841	0.82%	6.10%	6.92%	(0.82%)	0.29%	(0.53%)	—%

*	Per share data calculated using average shares method.

**	For the six month period ended May 31, 2015. All ratios for the period have been annualized.

(1)	For the period ended November 30, 2012. All ratios for the period have been annualized.

(2)	For the period ended November 30, 2013. All ratios for the period have been annualized.

(3)	The Fund commenced operations on March 12, 2012.

(4)	The Fund commenced operations on February 11, 2013.

(5)

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(6)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

(7)	Net income tax expense for the ratio calculation is derived from net investment income (loss), and realized and unrealized gains (losses).

(8)	Income tax benefit/(expense) for the ratio calculation is derived from net investment income (loss) only.

(9)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in Net Asset Value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(10)	Includes franchise tax expenses. Without franchise tax expenses, the net expense ratio would be 0.82%.

The accompanying notes are an integral part of the financial statements.

Yorkville Funds

Notes to the Financial Statements

May 31, 2015 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with eight investment portfolios. The financial statements herein relate to the following funds: The Yorkville High Income MLP ETF and the Yorkville High Income Infrastructure MLP ETF (each a “Fund”, and collectively the “Funds”). The Yorkville High Income MLP ETF seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Income MLP Index (the “Index”). The Yorkville High Income Infrastructure MLP ETF seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Income Infrastructure MLP Index (the “Infrastructure Index”). Each Fund is classified as “non-diversified”. This means that the Funds may invest more of their assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. Each Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. Yorkville ETF Advisors, LLC (the “Investment Sub-Adviser”) and Penserra Capital Management, LLC (the “Trading Sub-Adviser”), serve as the sub-advisers to the Funds. The Trading Sub-Adviser replaced Index Management Solutions, LLC, the Funds’ previous trading sub-adviser, on January 15, 2015. See Note 3 for additional information on the approval of the agreements.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued principally in-kind for securities included in a specified universe. Redemption of Creation Units are effected principally for cash. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates and Indemnifications — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Return of Capital Estimates — Distributions received by the Funds generally are comprised of income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available to the Funds and other industry sources. These estimates may subsequently be revised based on information received from Master Limited Partnerships (“MLP”) after their tax reporting periods are concluded. For the period ended May 31, 2015, the Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF estimated that 100% of the MLP distributions received would be treated as return of capital. However, multiple MLPs of the Yorkville High Income MLP ETF own stock of C-corporations that paid dividends in the period ended May 31, 2015.

Yorkville Funds

Notes to the Financial Statements

May 31, 2015 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes (although some states do impose a net income tax on partnerships). Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Yorkville Funds

Notes to the Financial Statements

May 31, 2015 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended May 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs and are disclosed on the Schedules of Investments.

For the period ended May 31, 2015, there have been no significant changes to the Funds fair valuation methodologies.

Federal and Other Income Taxes — Each Fund intends to invest primarily in MLPs, which generally are treated as qualified publicly traded partnerships for federal income tax purposes. Accordingly, the Funds do not intend to qualify, and will not qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code due to the Funds’ concentration in MLP securities, but are taxed as a regular C-corporations. As a regular C-corporation, each Fund is obligated to pay federal, state and local income tax on its taxable income. Currently the maximum marginal regular federal income tax rate for a regular C-corporation is 35% for taxable income more than $10 million. The Funds may be subject to a 20% alternative minimum tax on their federal alternative minimum taxable income to the extent that their alternative minimum tax exceeds their regular federal income tax. Yorkville High Income Infrastructure MLP ETF is currently using an estimated 36% tax rate for federal, state and local tax which is composed of a 34% marginal federal tax rate and an assumed 1.816% rate attributable to state taxes (net of federal benefit). Yorkville High Income MLP ETF is currently using an estimated 38% tax rate for federal, state and local tax which is composed of a 35% marginal federal tax rate and an assumed 2.638% state tax rate (net of federal benefit).

As a consequence of being taxed as a C-corporation, the Funds will be obligated to pay applicable federal and state corporate income taxes on their taxable income as opposed to most other investment companies which are not so obligated. The Funds expect that a portion of the distributions they receive from MLPs will be treated as a tax deferred return of capital, thus reducing the Funds’ current tax liabilities and increasing the Funds’ deferred tax liabilities. However, the amount of taxes currently payable by the Funds will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Funds.

Cash distributions from MLPs to the Funds that exceed such Funds’ allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Funds’ adjusted tax basis in the equity securities of the MLP. These reductions in such Funds’ adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Funds on a subsequent sale of the securities. The Funds will accrue deferred income taxes for any future tax liabilities associated with (a) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (b) capital appreciation on their investments. Upon the sale of an MLP security, the Funds will rely to some extent on information provided by the MLPs, which is not necessarily timely, or accurate, to estimate deferred tax liabilities for purposes of financial statement reporting and determining NAV of the Funds. From time to time, the Funds will modify the estimates or assumptions related to the Funds’ deferred tax liabilities as new information becomes available.

Yorkville Funds

Notes to the Financial Statements

May 31, 2015 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Since the Funds will be subject to taxation on their taxable income, the NAV of the Funds’ shares will also be reduced by the accrual of any current or deferred tax liabilities. The Index and Infrastructure Index (the “Indices”) however are calculated without any adjustments for taxes. As a result, the Funds’ after tax performance could differ significantly from the Indices even if the pretax performance of the Funds and the performance of the Indices are closely correlated.

The tax expense or benefits attributable to certain components of income will be included in the Statements of Operations. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for federal income tax purposes. Deferred tax assets and liabilities are calculated utilizing effective tax rates expected to be applied to taxable income in the years the temporary differences are realized or settled. A valuation allowance will be recognized if, based on the available evidence, it is more likely than not that some or all of the deferred tax asset will not be realizable. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are highly dependent on cash distributions from the Funds’ MLP holdings), the duration of statutory carry forward periods and the associated risk that operating and capital loss carry forwards may expire unused. The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income quarterly. All distributions are recorded on ex-dividend date. The estimated characterization of the distributions paid will be either an ordinary income or return of capital distribution. This estimate is based on the Funds’ operating results during the period. It is anticipated that a significant portion of their distributions will be comprised of return of capital as a result of the tax character of cash distributions made by each Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Funds will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February 2016. As of May 31, 2015, the Funds’ distributions for the period ended May 31, 2015 were expected to be mostly return of capital.

Creation Units — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit”). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 to the Adviser. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 to the Adviser. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Yorkville Funds

Notes to the Financial Statements

May 31, 2015 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown at May 31, 2015:

	Creation Unit Shares	Creation Fee	Value	Redemption Fee
Yorkville High Income MLP ETF	50,000	$500	$580,000	$500
Yorkville High Income Infrastructure MLP ETF	50,000	500	1,007,000	500

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Funds. The Investment Sub-Adviser and the Trading Sub-Adviser serve as sub-advisers to the Funds.

The Adviser has retained the Investment Sub-Adviser to be responsible for the day-to-day management of the Funds and the Trading Sub-Adviser to be responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index or Infrastructure Index, subject to the supervision of the Adviser and the Board.

For the services it provides to each Fund, each Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.82% on the average daily net assets of each Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust may also be officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

Sub-Advisory Agreements

Yorkville ETF Advisors, LLC, or the Investment Sub-Adviser, a Delaware limited liability company, is responsible for the day-to-day management of the Funds and for making investment decisions for the Funds, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Investment Sub-Adviser a fee, calculated daily and paid monthly at an annual rate of 0.62% on the average daily net assets of each Fund. The Investment Sub-Adviser has agreed to assume the Adviser’s responsibility to pay, or cause to be paid, all expenses of each Fund, except Excluded Expenses, not paid by the Adviser.

Until January 15, 2015, Index Management Solutions, LLC (“IMS”) served as the trading sub-adviser to the Funds. IMS is a wholly-owned subsidiary of VTL Associates, LLC and a Pennsylvania limited liability company, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. IMS was responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index or Infrastructure Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement (the “Prior Trading Sub-Advisory Agreement”), the Adviser paid IMS a fee, calculated daily and paid monthly, at an annual rate of 0.055% on the average daily net assets of each Fund, subject to a $10,000 minimum fee.

Yorkville Funds

Notes to the Financial Statements

May 31, 2015 (Unaudited) (Continued)

3. AGREEMENTS (continued)

Interim Advisory, Investment Sub-Advisory, and Trading Sub-Advisory Agreements

On January 15, 2015, the Adviser and the Investment Sub-Adviser underwent a change in control as a result of a change in control of their direct controlling shareholder, Yorkville ETF Holdings LLC (the “Transaction”). The Transaction resulted in the assignment and automatic termination of the advisory agreement with the Adviser (the “Prior Advisory Agreement”) and the sub-advisory agreement between the Adviser and the Investment Sub-Adviser (the “Prior Investment Sub-Advisory Agreement” and, together with the Prior Advisory Agreement and the Prior Trading Sub-Advisory Agreement, the “Prior Agreements”). Further, the Prior Trading Sub-Advisory Agreement, by its terms, automatically terminated upon the termination of the Prior Advisory Agreement.

On December 19, 2014, in anticipation of the Transaction, the Funds’ Board approved an interim advisory agreement with the Adviser (the “Interim Advisory Agreement”) and an interim sub-advisory agreement with the Investment Sub-Adviser (the “Interim Investment Sub-Advisory Agreement”), which are the same in all material respects as the Prior Advisory Agreement and Prior Investment Sub-Advisory Agreement, except that, as required by the 1940 Act, the Interim Advisory Agreement and Interim Sub-Advisory Agreement each had a term of up to 150 days and required that the Adviser and Investment Sub-Adviser’s fees be kept in an escrow account pending shareholder approval of new agreements.

In addition, the Funds’ Board approved an interim sub-advisory agreement between the Adviser and the Trading Sub-Adviser (the “Interim Trading Sub-Advisory Agreement” and, collectively with the Interim Advisory and Interim Investment Sub-Advisory Agreements, the “Interim Agreements”). The Interim Trading Sub-Advisory Agreement is substantially identical to the Prior Trading Sub-Advisory Agreement, except that the Funds are being sub-advised by Penserra instead of IMS and the Interim Trading Sub-Advisory Agreement has a term of up to 150 days.

The Funds were managed by the Adviser, the Investment Sub-Adviser and the Trading Sub-Adviser under the Interim Agreements until new agreements with the Adviser, the Investment Sub-Adviser and the Trading Sub-Adviser were approved by each Fund’s shareholders. Neither the Transaction nor the Interim Agreements resulted in changes to the Funds’ investment objectives or strategies, fees charged to the Funds or services provided, except that the Trading Sub-Adviser replaced IMS. Proposals to approve new advisory agreements were submitted for shareholder approval at a special meeting of shareholders held on May 26, 2015.

New Advisory, Investment Sub-Advisory, and Trading Sub-Advisory Agreements

On May 26, 2015, shareholders of each Fund approved a new investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the “New Advisory Agreement”); a new investment sub-advisory agreement between the Adviser and the Investment Sub-Adviser (the “New Investment Sub-Advisory Agreement”); and a new trading sub-advisory agreement between the Adviser and the Trading Sub-Adviser (the “New Trading Sub-Advisory Agreement” and, together with the New Advisory Agreement and the New Investment Sub-Advisory Agreement, the “New Agreements”). The New Agreements are the same in all material respects as the Prior Agreements except that, with respect to the New Trading Sub-Advisory Agreement, the Trading Sub-Adviser replaced IMS and the Adviser pays the Trading Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of each Fund, subject to a $25,000 minimum annual fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

Yorkville Funds

Notes to the Financial Statements

May 31, 2015 (Unaudited) (Continued)

3. AGREEMENTS (concluded)

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended May 31, 2015, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. JPMorgan Chase Bank, N.A. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Domestic Custody Agreement and Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers of the Trust may also be employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2015, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Yorkville High Income MLP ETF	$116,380,726	$144,368,313
Yorkville High Income Infrastructure MLP ETF	19,025,581	23,257,167

For the period ended May 31, 2015, in-kind transactions associated with Creations were:

	Purchases	Proceeds	Net Realized Gain
Yorkville High Income MLP ETF	$40,521,545	$—	$—
Yorkville High Income Infrastructure MLP ETF	19,527,637	—	—

There were no purchases or sales of long-term U.S. Government securities by the Funds.

5. RISKS OF INVESTING IN THE FUNDS

The Funds assets will be concentrated in an industry or group of industries to the extent that the Index or Infrastructure Index concentrates in a particular industry or group of industries. By concentrating their assets in a particular industry or group of industries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Funds to a greater extent than if the Funds’ net assets were invested in a wider variety of industries.

Under normal circumstances, each Fund intends to invest at least 80% of its net assets in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Funds is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

Yorkville Funds

Notes to the Financial Statements

May 31, 2015 (Unaudited) (Continued)

6. INCOME TAXES

The Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF income tax expense/(benefit) for the period ended May 31, 2015 consists of the following:

Yorkville High Income MLP ETF	Current Expense	Deferred Expense/(Benefit)	Total Expense/(Benefit)
Federal	$—	$(17,806,161)	$(17,806,161)
State (net of Federal)	—	(1,251,377)	(1,251,377)
Change in Valuation Allowance	—	19,057,538	19,057,538
Total	$—	$—	$—

Yorkville High Income Infrastructure MLP ETF	Current Expense	Deferred Expense/(Benefit)	Total Expense/(Benefit)
Federal	$—	$(1,248,040)	$(1,248,040)
State (net of Federal)	—	(72,000)	(72,000)
Total	$—	$(1,320,040)	$(1,320,040)

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate to net investment income/(loss) and realized and unrealized gain/(loss) on investments before taxes as follows:

	For the period ended May 31, 2015
Yorkville High Income MLP ETF	Amount	Rate
Income Tax Expense/(Benefit)	$(17,609,037)	35.00%
State Income Tax (net of Federal Benefit)	(1,326,969)	2.64%
Change in Federal Rate	(219,878)	0.44%
Change in State Rate	73,876	(0.15%)
MLP Basis Adjustments	24,470	(0.05%)
Change in Valuation Allowance	19,057,538	(37.88%)
Net Income Tax Expense/(Benefit)	$—	0.00%

	For the period ended May 31, 2015
Yorkville High Income Infrastructure MLP ETF	Amount	Rate
Income Tax Expense/(Benefit) at Statutory Rate	$(1,251,516)	34.00%
State Tax Benefit (net of Federal)	(66,831)	1.82%
Change in State Rate	(5,354)	0.15%
MLP Basis Adjustments	3,661	(0.10%)
Net Income Tax Expense/(Benefit)	$(1,320,040)	35.87%

Yorkville Funds

Notes to the Financial Statements

May 31, 2015 (Unaudited) (Continued)

6. INCOME TAXES (continued)

Components of each Fund’s deferred tax assets and liabilities are as follows:

	Yorkville High Income MLP ETF	Yorkville High Income Infrastructure MLP ETF
	Period Ended May 31, 2015	Period Ended May 31, 2015
Deferred Tax Assets:
Unrealized loss on investments	$16,169,736	$429,054
Capital loss carryforward	9,441,094	—
Net operating loss carryforward	5,055,446	468,854
Charitable contribution carryforward	9,940	543
AMT Credit Carryforward	655,429	—
Total Deferred Tax Assets	$31,331,645	$898,451
Valuation Allowance	(27,842,640)	—
Net Deferred Tax Assets	$3,489,005	$898,451

Deferred Tax Liabilities:
Unrealized gain on investments	$(3,489,005)	$(1,953,216)
Total Deferred Tax Liabilities	$(3,489,005)	$(1,953,216)

Net Deferred Tax Asset/(Liability)	$—	$(1,054,765)

The Funds review the recoverability of its deferred tax assets based upon the weight of the available evidence. When assessing the recoverability of its deferred tax assets, management considers available carrybacks, reversing temporary taxable differences, projections of future taxable income and tax planning (if any). Yorkville High Income MLP ETF has recorded a valuation allowance of $27,842,640 of the net deferred tax asset at May 31, 2015 as the Fund believes it is more-likely-than-not the asset will not be realized within the relevant carryforward periods. The Fund may be required to modify the estimates or assumptions it uses regarding the deferred tax asset or liability as new information becomes available. Since the Funds will be subject to taxation on their taxable income, the NAV of Funds shares will also be reduced by the accrual of any deferred tax liabilities. Because of the impact of deferred taxes, the Funds’ performance could differ from their underlying Index.

Yorkville Funds

Notes to the Financial Statements

May 31, 2015 (Unaudited) (Continued)

6. INCOME TAXES (continued)

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits.

	Yorkville High Income MLP ETF	Yorkville High Income Infrastructure MLP ETF
	Period Ended May 31, 2015	Period Ended May 31, 2015
Unrecognized tax benefit (beginning balance)	$—	$—
Changes for prior period positions	—	—
Current period positions	—	—
Settlements	—	—
Lapse of Statute of limitations	—	—
Unrecognized tax benefit (ending balance)	$—	$—

The Funds recognize the tax benefits of uncertain positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. and State tax returns filed or expected to be filed since inception of the Funds. The Funds’ tax years are open for examination by U.S. and state tax authorities for all periods. The Funds are not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will change materially in the next 12 months. As of May 31, 2015, Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF had the following expiring net operating losses:

Fund	Origination	Amount	Expiration
Yorkville High Income MLP ETF	11/30/2012	$454,274	11/30/2032
	11/30/2013	695,798	11/30/2033
	11/30/2014	26,478	11/30/2034
	05/31/2015	12,255,386	11/30/2035
		$13,431,936

Fund	Origination	Amount	Expiration
Yorkville High Income Infrastructure MLP ETF	05/31/2015	$1,309,076	11/30/2035
		$1,309,076

As of May 31, 2015, Yorkville High Income MLP ETF had a capital loss carryforward of approximately $25,084,271. The loss will begin expiring in tax year ended November 30, 2020.

The Funds’ net deferred tax liability and deferred income tax expense includes any prior year’s return to provision adjustments. Prior year’s income tax provision was based on estimates and information available at the time of the balance sheet date.

Yorkville Funds

Notes to the Financial Statements

May 31, 2015 (Unaudited) (Concluded)

6. INCOME TAXES (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2015, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Yorkville High Income MLP ETF	$282,204,389	$9,270,023	$(42,961,767)	$(33,691,744)
Yorkville High Income Infrastructure MLP ETF	57,122,704	5,453,534	(1,197,954)	4,255,580

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from the Funds’ investments in MLP interests.

7. OTHER

At May 31, 2015, the records of the Trust reflected that 100% of the Funds’ total Shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Yorkville Funds

Approval of Advisory Agreements & Board Considerations

(Unaudited)

During the period covered by this report, the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the following agreements (collectively, the “Agreements”):

●

an Interim Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF (the “Funds”);

●	a New Advisory Agreement between the Adviser and the Trust, on behalf of the Funds;

●	an Interim Investment Sub-Advisory Agreement the Adviser and Yorkville ETF Advisors, LLC (the “Investment Sub-Adviser”), on behalf of the Funds;

●	a New Investment Sub-Advisory Agreement between the Adviser and the Investment Sub-Adviser, on behalf of the Funds;

●	an Interim Trading Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Trading Sub-Adviser”), on behalf of the Funds; and

●	a New Trading Sub-Advisory Agreement between the Adviser and Penserra, on behalf of the Funds.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser, the Investment Sub-Adviser, and the Trading Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

On January 15, 2015, Yorkville ETF Holdings, LLC (“Yorkville”), the Adviser’s parent company, underwent a change in control (the “Transaction”). Under the 1940 Act, the Transaction resulted in a change in control of the Adviser. Section 2(a)(4) of the 1940 Act provides that a change in control of an investment adviser causes an assignment of that adviser’s investment advisory contracts, and Section 15(a) of the 1940 Act provides that an investment advisory contract must automatically terminate upon its assignment. Accordingly, the Transaction resulted in the automatic termination of the investment advisory agreement pursuant to which the Adviser had previously provided investment advisory services to the Funds (the “Prior Advisory Agreement”). The Transaction also resulted in the automatic termination of the sub-advisory agreement between the Adviser and the Investment Sub-Adviser, on behalf of the Funds (the “Prior Investment Sub-Advisory Agreement”) and the sub-advisory agreement between the Adviser and Index Management Solutions, LLC (“IMS”), on behalf of the Funds (the “Prior Trading Sub-Advisory Agreement” and, together with the Prior Advisory Agreement and the Prior Investment Sub-Advisory Agreement, the “Prior Agreements”).

In anticipation of the Transaction, at a special in-person meeting held on December 19, 2014, the Board, including a majority of the Independent Trustees, approved an interim investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Interim Advisory Agreement”) and an interim sub-advisory agreement between the Adviser and the Investment Sub-Adviser (the “Interim Investment Sub-Advisory Agreement”). As permitted by the 1940 Act, the Adviser continued serving as investment adviser and the Investment Sub-Adviser continued serving as investment sub-adviser to the Funds upon completion of the Transaction pursuant to the Interim Advisory Agreement and Interim Investment Sub-Advisory Agreement. However, the Board determined to replace IMS as trading sub-adviser; therefore, the Board, including a majority of the Independent Trustees, approved an interim sub-advisory agreement between the Adviser and the Trading Sub-Adviser (the “Interim Trading Sub-Advisory Agreement” and, together with the Interim Advisory Agreement and Interim Investment Sub-Advisory Agreement, the “Interim Agreements”), pursuant to which the Trading Sub-Adviser began serving as sub-adviser to the Funds upon completion of the Transaction.

Yorkville Funds

Approval of Advisory Agreements & Board Considerations

(Unaudited) (Continued)

The Interim Advisory Agreement has the same advisory fee rate as the Prior Advisory Agreement and is otherwise the same in all material respects as the Prior Advisory Agreement, except that, as required by the 1940 Act, the Interim Advisory Agreement has a term of up to 150 days and requires that compensation payable to the Adviser be kept in an escrow account pending shareholder approval of a new advisory agreement. If a new advisory agreement is not approved by Fund shareholders, the Adviser will be entitled to be paid the lesser of any costs incurred in performing under the Interim Advisory Agreement and the total amount in the escrow account. A new advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “New Advisory Agreement”) requires shareholder approval, without which the Adviser will not be able to continue serving as investment adviser once the Interim Advisory Agreement expires. At a special in-person meeting held on January 22, 2015 (the “January 22 Meeting”), the Board, including a majority of the Independent Trustees, approved the New Advisory Agreement and recommended that it be submitted to Fund shareholders for approval. The New Advisory Agreement is the same in all material respects as the Prior Advisory Agreement. The Adviser has informed the Board that no changes are planned to the management or operations of the Adviser as a result of the Transaction and that the services provided by the Adviser to the Funds will not be affected by the Transaction.

The Interim Investment Sub-Advisory Agreement has the same sub-advisory fee rate as the Prior Investment Sub-Advisory Agreement and is otherwise the same in all material respects to the Prior Sub-Advisory Agreement, except that, as required by the 1940 Act, the Interim Investment Sub-Advisory Agreement has a term of up to 150 days. The Board, at the recommendation of the Adviser, determined to approve a new investment sub-advisory agreement between the Adviser and the Investment Sub-Adviser, on behalf of the Funds (the “New Investment Sub-Advisory Agreement”). The New Investment Sub-Advisory Agreement requires shareholder approval in order to enable the Funds to continue to be managed in a manner that is substantially similar to the management of the Funds prior to the Transaction. At the January 22, 2015 Meeting, the Board, including a majority of the Independent Trustees, approved the New Investment Sub-Advisory Agreement and recommended that it be submitted to Fund shareholders for approval. The New Investment Sub-Advisory Agreement is the same in all material respects as the Prior Sub-Advisory Agreement.

The Interim Trading Sub-Advisory Agreement has the same sub-advisory fee rate as the Prior Investment Sub-Advisory Agreement and is otherwise the same in all material respects to the Prior Trading Sub-Advisory Agreement, except that the Trading Sub-Adviser replaced IMS as the trading sub-adviser and, as required by the 1940 Act, the Interim Trading Sub-Advisory Agreement has a term of up to 150 days. The Board, at the recommendation of the Adviser, determined to approve a new sub-advisory agreement between the Adviser and the Trading Sub-Adviser, on behalf of the Funds (the “New Trading Sub-Advisory Agreement” and, together with the New Advisory Agreement and the New Investment Sub-Advisory Agreement, the “New Agreements”). The New Trading Sub-Advisory Agreement requires shareholder approval in order to enable the Funds to continue to be managed in a manner that is substantially similar to the management of the Fund prior to the Transaction. At the January 22, 2015 Meeting, the Board, including a majority of the Independent Trustees, approved the New Trading Sub-Advisory Agreement and recommended that it be submitted to Fund shareholders for approval. The New Trading Sub-Advisory Agreement is substantially similar to the Prior Trading Sub-Advisory Agreement, except that the New Trading Sub-Advisory Agreement involves the Trading Sub-Adviser as the sub-adviser and a new fee arrangement with the Trading Sub-Adviser. The proposed new fee arrangement with the Trading Sub-Adviser will not change the overall investment advisory fee paid by each Fund. The terms of the New Trading Sub-Advisory Agreement are otherwise substantially similar to the Prior Trading Sub-Advisory Agreement.

In approving the Interim Advisory Agreement and the Interim Investment Sub-Advisory Agreement, the Board relied on information it received from the Adviser and the Investment Sub-Adviser and also took into account that it was familiar with the services provided by the Adviser and the Investment Sub-Adviser, their respective personnel and prior performance, based on past dealings with the Adviser and the Investment Sub-Adviser, their regular monitoring processes, and representations made by each of the Adviser and the Investment Sub-Adviser that there would be no change in the scope or quality of services to be provided by either of them as a result of the Transaction. With respect to the Interim Trading Sub-Advisory Agreement with the Trading Sub-Adviser, in addition to information provided to it by the Adviser, the Board took into consideration information that the Trading Sub-Adviser had provided the Board at its November 11, 2014 meeting in connection with the Board’s approval of the Trading Sub-Adviser as a sub-adviser to a separate series of the Trust.

Yorkville Funds

Approval of Advisory Agreements & Board Considerations

(Unaudited) (Continued)

With respect to the New Agreements, prior to the January 22 Meeting, the Board, including the Independent Trustees, reviewed written materials from the Adviser, the Investment Sub-Adviser, and the Trading Sub-Adviser regarding: (i) the nature, extent and quality of the services to be provided by the Adviser, the Investment Sub-Adviser, and the Trading Sub-Adviser; (ii) the historical performance of the Fund; (iii) the Adviser, the Investment Sub-Adviser, and the Trading Sub-Adviser’s expected cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser, the Investment Sub-Adviser, and the Trading Sub-Adviser, or their affiliates; (iv) comparative fee and expense data for each Fund; (v) the extent to which the advisory and sub-advisory fees for each Fund reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services Provided. The Board considered the Adviser, the Investment Sub-Adviser, and the Trading Sub-Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, such as providing portfolio investment management services, and the qualifications, experiences and responsibilities of the portfolio managers. The Board noted that the services to be provided under the New Agreements were identical in all material respects to those services provided under the Prior Agreements and the Interim Agreements. In particular, they noted that the Adviser has served as the Fund’s investment adviser since its inception. With respect to the New Investment Sub-Advisory Agreement, the Board noted that the Transaction resulted in the departure of the portfolio manager of the Funds. The Board received assurance from the Investment Sub-Adviser that it had arranged for individuals other than the portfolio manager who provided services to the Funds prior to the Transaction to provide services to the Funds after the Transaction, in order to provide continuity of services to the Funds.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Investment Sub-Adviser, and the Trading Sub-Adviser, the Board considered the quality of the Adviser, the Investment Sub-Adviser, and the Trading Sub-Adviser’s compliance infrastructure and the determination of the Trust’s Chief Compliance Officer that the Investment Sub-Adviser and the Trading Sub-Adviser have appropriate compliance policies and procedures in place. The Board also considered the Adviser’s experience working with ETFs, including the Funds and other series of the Trust. The Board noted that it had previously received a copy of the Adviser, the Investment Sub-Adviser, and the Trading Sub-Adviser’s registration forms (“Form ADV”), as well as the response of the Adviser, the Investment Sub-Adviser, and the Trading Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of each firm’s management and staff. The Board also considered the overall quality of the Adviser, the Investment Sub-Adviser, and the Trading Sub-Adviser’s personnel, operations, financial condition, and investment advisory capabilities.

The Board considered other services provided to the Funds by the Adviser, such as overseeing the activities of the Funds’ sub-advisers and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser, the Investment Sub-Adviser, and the Trading Sub-Adviser.

Historical Performance. The Board then considered the past performance of each Fund. The Board noted that the Trading Sub-Adviser had not previously managed the Funds. The Board also noted that the index-based investment objective of the Funds made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which each Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of each Fund, including the construction of the underlying indices and the addition or deletion of securities from the underlying indices. The Board reviewed the information regarding each Fund’s index tracking, noting that each Fund’s tracking error, as anticipated by the Investment Sub-Adviser, was attributable to each Fund’s taxation as a C corporation and that, after taking this into account, each Fund satisfactorily tracked its underlying index. The Board further noted that it received regular reports from the Adviser and the Investment Sub-Adviser regarding each Fund’s performance at its quarterly meetings.

Yorkville Funds

Approval of Advisory Agreements & Board Considerations

(Unaudited) (Concluded)

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory and sub-advisory fees to be paid to the Adviser, the Investment Sub-Adviser, and the Trading Sub-Adviser for their services to the Funds under the New Agreements. The Board compared the advisory fee to be paid to the Adviser by each Fund to those paid by comparable funds. The Board noted that each Fund’s advisory fee was consistent with the range of advisory fees paid by other peer funds.

The Board noted that the advisory fees payable under the New Advisory Agreement were identical to the advisory fees paid under the Prior Advisory Agreement. The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning that each Fund would pay no expenses other than certain excluded expenses. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources and that the Investment Sub-Adviser had assumed that obligation pursuant to the terms of the New Investment Sub-Advisory Agreement. With respect to the New Investment Sub-Advisory Agreement, the Board noted that each Fund’s sub-advisory fee was consistent with the range of advisory fees paid by other peer funds and were identical to the sub-advisory fees paid under the Prior Investment Sub-Advisory Agreement. The Board considered that the fees to be paid to the Investment Sub-Adviser would be paid by the Adviser, not by the Funds. The Board further determined that the fees reflected an appropriate allocation of the advisory fees paid to the Adviser given the work performed by each firm. The Board considered that the Investment Sub-Adviser is responsible for paying all of the expenses associated with operating each Fund, except certain excluded expenses. With respect to the New Trading Sub-Advisory Agreement, the Board noted that, like the Prior Trading Sub-Advisory Agreement, the sub-advisory fee under the New Trading Sub-Advisory Agreement had two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board further noted that each Fund’s basis point fee under the New Trading Sub-Advisory Agreement was lower than the basis point sub-advisory fee paid under the Old Trading Sub-Advisory Agreement, but that the minimum annual fees were higher. The Board considered that the fees to be paid to the Trading Sub-Adviser would be paid by the Adviser, not by the Funds, and noted that the fees reflected an arms-length negotiation between the Adviser and the Trading Sub-Adviser. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work proposed to be performed by the Trading Sub-Adviser. The Board concluded that the proposed advisory and sub-advisory fees were reasonable.

The Board considered the costs and expenses incurred by the Adviser, the Investment Sub-Adviser, and the Trading Sub-Adviser in providing advisory and sub-advisory services, evaluated the compensation and benefits expected to be received by the Adviser, the Investment Sub-Adviser, and the Trading Sub-Adviser from their relationship with the Funds, and performed a profitability analysis with respect to the Funds. The Board concluded for each Fund that the advisory and sub-advisory fees appeared reasonable in light of the services rendered. In addition, the Board considered for the Funds whether economies of scale had been realized. The Board concluded that no significant economies of scale have been realized by either Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the New Agreements on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the New Agreements, including the compensation payable under the agreements, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the New Agreements was in the best interests of each Fund and its shareholders.

Yorkville ETF Advisors

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2014 to May 31, 2015).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Annualized Expense Ratios(2)	Expenses Paid During Period(1)
Yorkville High Income MLP ETF
Actual Fund Return	$ 1,000.00	$ 830.50	0.86%	$3.92
Hypothetical 5% Return	$ 1,000.00	$ 1,020.64	0.86%	$4.33
Yorkville High Income Infrastructure MLP ETF
Actual Fund Return	$ 1,000.00	$ 953.30	0.84%	$4.09
Hypothetical 5% Return	$ 1,000.00	$ 1,020.74	0.84%	$4.23

(1)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/365 (to reflect the one-half year period shown).

(2)

During the period ended May 31, 2015, the Yorkville High Income Infrastructure MLP ETF had a tax benefit, which is not reflected in the annualized expense ratio. During periods when the Funds have a tax expense, expenses could be higher.

Yorkville High Income MLP ETF

Shareholder Voting Results

(Unaudited)

A Special Meeting of Shareholders of the Yorkville High Income MLP ETF (the “Fund”) was held on May 26, 2015. At the Special Meeting, shareholders of record of the Fund as of the close of business on March 27, 2015 approved a new investment advisory agreement between Exchange Traded Concepts Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC, the Fund’s investment adviser. With respect to the Fund the motion was approved with the following voting results:

	NO. OF SHARES	% OF OUTSTANDING SHARES	% OF SHARES VOTED
For	8,417,626	40.96%	94.97%
Against	257,100	1.25%	2.90%
Abstain	188,967	0.92%	2.13%
Total	8,863,693	43.13%	100.00%

A Special Meeting of Shareholders of the Fund was held on May 26, 2015. At the Special Meeting, shareholders of record of the Fund as of the close of business on March 27, 2015 approved a new investment sub-advisory agreement between the Adviser and Yorkville ETF Advisors, LLC. With respect to the Fund the motion was approved with the following voting results:

	NO. OF SHARES	% OF OUTSTANDING SHARES	% OF SHARES VOTED
For	8,408,301	40.92%	94.87%
Against	256,529	1.25%	2.89%
Abstain	198,862	0.97%	2.24%
Total	8,863,692	43.14%	100.00%

A Special Meeting of Shareholders of the Fund was held on May 26, 2015. At the Special Meeting, shareholders of record of the Fund as of the close of business on March 27, 2015 approved a new trading sub-advisory agreement between the Adviser and Penserra Capital Management LLC. With respect to the Fund the motion was approved with the following voting results:

	NO. OF SHARES	% OF OUTSTANDING SHARES	% OF SHARES VOTED
For	8,419,109	40.97%	94.98%
Against	252,220	1.23%	2.85%
Abstain	192,364	0.94%	2.17%
Total	8,863,693	43.14%	100.00%

A Special Meeting of Shareholders of the Fund was held on May 26, 2015. At the Special Meeting, shareholders of record of all series of the Trust, including the Fund, as of the close of business on March 27, 2015 approved the election of Timothy J. Jacoby as a Trustee of the Trust. With respect to the Fund the motion was approved with the following voting results:

	NO. OF SHARES	% OF OUTSTANDING SHARES	% OF SHARES VOTED
For	11,678,531	56.83%	96.20%
Withhold	461,413	2.25%	3.80%
Total	12,139,944	59.08%	100.00%

Yorkville High Income Infrastructure MLP ETF

Shareholder Voting Results

(Unaudited)

A Special Meeting of Shareholders of the Yorkville High Income Infrastructure MLP ETF (the “Fund”) was held on May 26, 2015. At the Special Meeting, shareholders of record of the Fund as of the close of business on March 27, 2015 approved a new investment advisory agreement between Exchange Traded Concepts Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC, the Fund’s investment adviser. With respect to the Fund the motion was approved with the following voting results:

	NO. OF SHARES	% OF OUTSTANDING SHARES	% OF SHARES VOTED
For	1,340,471	44.68%	97.05%
Against	14,838	0.49%	1.07%
Abstain	26,025	0.87%	1.88%
Total	1,381,334	46.04%	100.00%

A Special Meeting of Shareholders of the Fund was held on May 26, 2015. At the Special Meeting, shareholders of record of the Fund as of the close of business on March 27, 2015 approved a new investment sub-advisory agreement between the Adviser and Yorkville ETF Advisors, LLC. With respect to the Fund the motion was approved with the following voting results:

	NO. OF SHARES	% OF OUTSTANDING SHARES	% OF SHARES VOTED
For	1,338,887	44.63%	96.92%
Against	16,375	0.55%	1.19%
Abstain	26,072	0.87%	1.89%
Total	1,381,334	46.05%	100.00%

A Special Meeting of Shareholders of the Fund was held on May 26, 2015. At the Special Meeting, shareholders of record of the Fund as of the close of business on March 27, 2015 approved a new trading sub-advisory agreement between the Adviser and Penserra Capital Management LLC. With respect to the Fund the motion was approved with the following voting results:

	NO. OF SHARES	% OF OUTSTANDING SHARES	% OF SHARES VOTED
For	1,339,003	44.63%	96.93%
Against	19,965	0.67%	1.45%
Abstain	22,366	0.75%	1.62%
Total	1,381,334	46.05%	100.00%

A Special Meeting of Shareholders of the Fund was held on May 26, 2015. At the Special Meeting, shareholders of record of all series of the Trust, including the Fund, as of the close of business on March 27, 2015 approved the election of Timothy J. Jacoby as a Trustee of the Trust. With respect to the Fund the motion was approved with the following voting results:

	NO. OF SHARES	% OF OUTSTANDING SHARES	% OF SHARES VOTED
For	1,862,800	62.09%	98.56%
Withhold	27,178	0.91%	1.44%
Total	1,889,978	63.00%	100.00%

Yorkville ETF Advisors

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of a Fund may also be impacted by the accrual of deferred taxes. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds website at www.yetfs.com.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Yorkville ETF Advisors

353 Central Park West

New York, NY 10025

Trading Sub-Adviser:

Penserra Capital Management, LLC

140 Broadway, 26th Floor

New York, NY 10005

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2020 K Street, NW

Washington, DC 20006-1806

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

YCM-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

            (a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

            (b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date:	August 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date:	August 5, 2015

By (Signature and Title)	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date:	August 5, 2015